Deferred Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Deferred Expenses [Abstract]
Deferred Expenses
15	Deferred Expenses

(in thousands)	December 31, 2020	December 31, 2019
Deferred expenses from insurance contracts	€13,845	€1,758
Deferred expenses from CRO and CMO contracts	5,725	-
Other	8,431	4,104
Total	€28,001	€5,862
Total current	28,001	5,862
Total non-current	-	-